Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Details of income tax expenses
(1)	Details of income tax expenses are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2019	2020	2021
Current tax expense
Current tax expense with respect to the current period	612,680	501,223	884,843
Adjustments recognized in the current period in relation to the tax expense of prior periods	(65,227)	4,914	2,074

Sub-total	547,453	506,137	886,917

Deferred tax expense
Change in deferred tax assets (liabilities) due to temporary differences	130,816	(1,702)	15,672
Income tax expense (income) directly attributable to equity	7,184	(18,433)	22,177

Sub-total	138,000	(20,135)	37,849

Income tax expense	685,453	486,002	924,766

Income tax expense reconciled to net income before income tax expense
(2)	Income tax expense reconciled to net income before income tax expense is as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2019	2020	2021
Net income before income tax expense	2,723,049	2,001,251	3,687,045
Tax calculated at statutory tax rate (*)	738,476	514,456	942,991
Adjustments:
Effect of income that is exempt from taxation	(61,730)	(42,440)	(41,335)
Effect of expenses that are not deductible in determining taxable income	31,549	19,451	18,933
Adjustments recognized in the current period in relation to the current tax of prior periods	(65,227)	4,914	3,078
Others	42,385	(10,379)	1,099

Sub-total	(53,023)	(28,454)	(18,225)

Income tax expense	685,453	486,002	924,766

Effective tax rate	25.2%	24.3%	25.08%

(*)
The applicable income tax rate: 1) 11% for taxable income below 200 million Won, 2) 22% for above 200 million Won and below 20 billion Won, 3) 24.2% for above 20 billion Won and below 300 billion Won, 4) 27.5% for above 300 billion Won.

Changes in cumulative temporary differences
(3)	Changes in cumulative temporary differences for the years ended December 31, 2019, 2020 and 2021, are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2019
	Beginning balance	Business combination	Recognized as income (expense)	Recognized as other comprehensive income (expense) (*2)	Ending Balance
Gain (loss) on financial assets	372,346	1,360	(91,781)	(3,573)	278,352
Gain (loss) on valuation using the equity method of accounting	28,354	90	(17,648)	(83)	10,713
Gain (loss) on valuation of derivatives	(27,507)	6	(48,217)	306	(75,412)
Accrued income	(55,846)	(52)	(10,486)	—	(66,384)
Provision for loan losses	(52,345)	—	(366)	—	(52,711)
Loan and receivables written off	6,672	—	221	—	6,893
Loan origination costs and fees	(154,431)	—	(8,011)	—	(162,442)
Defined benefit liability	360,087	1,131	21,234	13,850	396,302
Deposits with employee retirement insurance trust	(318,330)	(1,131)	(62,458)	143	(381,776)
Provision for guarantee	11,374	—	(3,459)	—	7,915
Other provision	75,194	76	10,958	2,228	88,456
Others (*1)	(204,083)	(6,927)	72,013	(5,687)	(144,684)

Net deferred tax assets	41,485	(5,447)	(138,000)	7,184	(94,778)

(*1)	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 21,656 million Won.
(*2)	Includes 2,737 million Won presented on non-controlling interests.

	For the year ended December 31, 2020
	Beginning balance	Business combination	Recognized as income (expense)	Recognized as other comprehensive income (expense)	Ending Balance
Gain (loss) on financial assets	278,352	2,243	19,121	(23,221)	276,495
Gain on valuation using the equity method of accounting	10,713	—	21,499	1,385	33,597
Gain (loss) on valuation of derivatives	(75,412)	675	(67,423)	(192)	(142,352)
Accrued income	(66,384)	(4,392)	4,548	—	(66,228)
Provision for loan losses	(52,711)	2,201	4,015	—	(46,495)
Loan and receivables written off	6,893	—	1,328	—	8,221
Loan origination costs and fees	(162,442)	(14,131)	6,377	—	(170,196)
Defined benefit liability	396,302	7,923	41,186	(3,404)	442,007
Deposits with employee retirement insurance trust	(381,776)	(6,369)	(36,858)	97	(424,906)
Provision for guarantee	7,915	3,441	(1,871)	—	9,485
Other provision	88,456	—	(3,283)	—	85,173
Others ( * )	(144,684)	(12,678)	31,494	6,904	(118,964)

Net deferred tax assets	(94,778)	(21,087)	20,133	(18,431)	(114,163)

(*)	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 24,059 million Won.

	For the year ended December 31, 2021
	Beginning balance	Recognized as income (expense)	Recognized as other comprehensive income (expense)	Ending Balance
Gain (loss) on financial assets	276,495	(57,187)	54,048	273,356
Gain on valuation using the equity method of accounting	33,597	(17,282)	(1,055)	15,260
Gain (loss) on valuation of derivatives	(142,352)	(6,755)	(698)	(149,805)
Accrued income	(66,228)	(16,254)	—	(82,482)
Provision for loan losses	(46,495)	11,870	—	(34,625)
Loan and receivables written off	8,221	23	—	8,244
Loan origination costs and fees	(170,196)	(24,267)	—	(194,463)
Defined benefit liability	442,007	32,890	(25,282)	449,615
Deposits with employee retirement insurance trust	(424,906)	(7,291)	196	(432,001)
Provision for guarantee	9,485	(2,061)	—	7,424
Other provision	85,173	15,398	—	100,571
Others (*)	(118,964)	24,193	(5,032)	(99,803)

Net deferred tax assets	(114,163)	(46,723)	22,177	(138,709)

(*)	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 8,838 million Won.

Unrealizable temporary differences
(4)	Unrealizable temporary differences are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Deductible temporary differences	327,139	303,067
Tax loss carry forward	97,898	63,908
Taxable temporary differences	(10,409,344)	(8,025,672)

Total	(9,984,307)	(7,658,697)

Expected extinctive date of tax loss carry forward that are not recognized as deferred tax assets
As of December 31, 2021, the expected extinctive date of tax loss carry forward that are not recognized as deferred tax assets are as follows (Unit: Korean Won in millions):

	1 year or less	1 –2 years	2 –3 years	More than 3 years
Tax loss carry forward	14,688	33,464	12,199	3,557

Accumulated deferred tax charged directly to other equity

(5)	Details of accumulated deferred tax charged directly to other equity are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Gain on valuation of financial assets at FVTOCI	4,628	58,677
Gain on valuation of equity method investments	3,133	2,078
Gain on foreign currency translation of foreign operations	10,883	5,689
Remeasurements of the net defined benefit liability	101,128	74,790
Gain on derivatives designated as cash flow hedge	556	(843)

Total	120,328	140,391

Current tax assets and liabilities
(6)	Current tax assets and liabilities are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Current tax assets	75,655	22,598
Current tax liabilities	370,718	584,491